SCHEDULE OF OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Accrued payroll and related taxes		$ 140	$ 173
Provision for vacation		50	37
Accrued expenses		2,126	590
Other Current Liabilities	$ 3,450	$ 2,316	$ 800